As filed with the Securities and Exchange Commission on July 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2015

Date of reporting period:  May 31, 2014

Item 1. Schedules of Investments.

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.5%
Consumer Discretionary - 15.7%
Advance Auto Parts, Inc. *	9,000	$1,117,530
American Eagle Outfitters, Inc. *	30,000	321,900
Ascent Capital Group, Inc. ^*	3,264	201,650
Black Diamond, Inc. ^*	77,909	839,859
BorgWarner, Inc. *	2,538	159,615
Cablevision Systems Corp. *	9,569	168,701
Chico's FAS, Inc. *	31,860	482,998
Chuy's Holdings, Inc. ^*	8,221	268,580
Coach, Inc.	10,000	407,100
Crocs, Inc. ^*	50,000	746,500
Deckers Outdoor Corp. ^*	18,609	1,438,290
DeVry Education Group, Inc. *	3,678	155,322
DIRECTV ^*	32,600	2,687,544
Dorman Products, Inc. ^	9,948	528,537
Family Dollar Stores, Inc. *	7,800	457,080
Francesca's Holdings Corp. ^*	125,464	1,924,618
General Motors Co. *	30,000	1,037,400
Gentherm, Inc. ^*	6,403	263,355
Harman International Industries, Inc. *	1,806	189,684
Homeaway, Inc. ^	7,855	241,934
LKQ Corp. ^*	41,617	1,154,456
Magna International, Inc. †*	1,845	188,780
Marriott International, Inc. *	2,857	176,048
Modine Manufacturing Co. ^*	10,297	157,235
National CineMedia, Inc.	27,270	427,321
Quiksilver, Inc. ^	100,000	594,000
RetailMeNot, Inc. ^	34,821	887,936
Scientific Games Corp. ^*	32,640	292,128
Shutterfly, Inc. ^*	14,940	614,632
Strayer Education, Inc. ^*	2,907	158,838
Systemax, Inc. ^	10,588	169,302
Target Corp. *	13,500	766,260
Under Armour, Inc. ^*	16,566	841,387
Walt Disney Co. *	2,004	168,356
Xueda Education Group - ADR †*~	203,932	993,149
		21,228,025
Consumer Staples - 4.4%
CVS Caremark Corp. *	24,600	1,926,672
Revlon, Inc. ^*	5,930	186,914
Safeway, Inc. *	100,000	3,434,000
The Fresh Market, Inc. ^*	11,884	364,244
		5,911,830
Energy - 4.0%
Abraxas Petroleum Corp. ^	41,162	206,633
Advantage Oil & Gas Ltd. ^†	37,123	223,109
Callon Petroleum Co. ^*	16,793	177,166
Canadian Natural Resources Ltd. †*	4,046	164,551
Chesapeake Energy Corp.	5,799	166,547
Cimarex Energy Co. *	1,372	177,166
Dril-Quip, Inc. ^*	5,417	553,726
EOG Resources, Inc. *	1,598	169,068
Geospace Technologies Corp. ^	8,570	434,670
Green Plains, Inc. *	5,620	164,216
Knightsbridge Tankers Ltd. †	12,254	162,243
Nabors Industries Ltd. †*	6,501	170,521
Newfield Exploration Co. ^*	4,836	176,417
North American Energy Partners, Inc. †	19,925	156,013
Patterson UTI Energy, Inc. *	5,522	182,723
Precision Drilling Corp. †	13,163	170,593
Rex American Resources Corp. ^*	2,475	172,037
SandRidge Energy, Inc. ^	24,677	164,596
Suncor Energy, Inc. †	4,341	167,259
Teekay Tankers Ltd. †	32,444	117,447
U.S. Energy Corp. ^	35,075	152,226
Ultra Petroleum Corp. ^†	5,854	158,175
Valero Energy Corp. *	3,214	180,145
Whiting Petroleum Corp. ^*	2,254	161,950
Williams Clayton Energy, Inc. ^	1,164	145,023
World Fuel Services Corp. *	12,630	585,527
		5,459,747
Financials - 7.9%
Affiliated Managers Group, Inc. ^*	3,513	662,552
Arlington Asset Investment Corp. *	6,301	174,222
Aspen Insurance Holdings Ltd. †	3,605	165,650
Berkshire Hathaway, Inc. - Class B ^*	9,000	1,155,060
BofI Holding, Inc. ^*	12,531	962,757
East West Bancorp, Inc. *	55	1,841
Evercore Partners, Inc.	13,922	766,267
Everest Re Group Ltd. †*	1,015	162,420
FirstService Corp. †*	12,191	608,696
FXCM, Inc. *	10,818	144,745
Greenlight Capital Re Ltd. ^†*	39,085	1,238,604
Montpelier Re Holdings Ltd. †	5,449	171,316
Oak Ridge Financial Services, Inc. ^*~	16,674	115,134
PartnerRe Ltd. †*	1,551	166,531
Portfolio Recovery Associates, Inc. ^	837	46,696
Regional Management Corp. ^*	11,510	165,629
RenaissanceRe Holdings Ltd. †*	1,587	165,318
Signature Bank ^*	12,937	1,498,363
Summit Financial Group, Inc. ^*	13,131	142,668
Symetra Financial Corp. *	7,869	164,069
Third Point Reinsurance Ltd. ^†	37,099	565,760
Virtus Investment Partners, Inc. ^*	7,379	1,361,352
VSB Bancorp, Inc. *	3,937	44,882
		10,650,532
Health Care - 4.1%
ABIOMED, Inc. ^*	24,680	562,704
Affymetrix, Inc. ^*	21,552	178,019
Alexion Pharmaceuticals, Inc. ^*	894	148,690
Align Technology, Inc. ^*	4,740	258,851
BioMarin Pharmaceutical, Inc. ^*	10,259	594,612
Chemed Corp. *	1,782	156,959
DepoMed, Inc. ^*	12,291	146,632
ExamWorks Group, Inc. ^	27,293	808,419
Insulet Corp. ^	25,753	943,332
Mallinckrodt Public Limited Co. ^†	2,197	170,839
Masimo Corp. ^*	17,244	424,892
Puma Biotechnology, Inc. ^	9,054	691,997
Repligen Corp. ^*	10,620	204,329
Zeltiq Aesthetics, Inc. ^*	16,430	287,196
		5,577,471
Industrials - 9.9%
AAON, Inc. *	5,290	165,048
Advisory Board Co. ^*	12,460	602,939
AerCap Holdings NV ^†*	3,533	166,546
CRA International, Inc. ^	6,923	155,075
Deere & Co. *	1,705	155,445
Delta Air Lines, Inc. *	5,936	236,906
Eagle Bulk Shipping, Inc. ^†	49,475	164,752
Echo Global Logistics, Inc. ^*	31,860	591,322
Graco, Inc. *	4,740	345,925
H & E Equipment Services, Inc. ^*	5,442	188,565
Huntington Ingalls Industries, Inc. *	1,803	179,994
Huron Consulting Group, Inc. ^*	7,930	538,288
IHS, Inc. ^*	8,599	1,082,700
InnerWorkings, Inc. ^	35,878	270,161
Kforce, Inc. *	7,473	164,630
Korn Ferry International ^*	5,683	172,593
Landstar System, Inc.	4,253	276,147
Lennox International, Inc. *	1,789	151,922
Lindsay Corp. *	3,250	273,943
Lockheed Martin Corp. *	975	159,559
Luxfer Holdings PLC - ADR †	615	11,574
Manpower, Inc.	2,028	166,255
MasTec, Inc. ^*	20,880	751,680
Northrop Grumman Corp. *	2,029	246,625
Paylocity Holding Corp. ^	6,626	129,008
Rexnord Corp. ^	8,662	221,487
Stantec, Inc. †	1,913	118,453
The Middleby Corp. ^*	1,653	394,769
TransDigm Group, Inc. *	7,646	1,442,877
Trinity Industries, Inc. *	5,137	444,505
United Rentals, Inc. ^*	1,761	177,949
VSE Corp. *	3,066	189,816
WageWorks, Inc. ^	3,371	136,458
Waste Connections, Inc. *	17,898	815,612
XPO Logistics, Inc. ^	16,890	424,446
Xylem, Inc. *	44,300	1,652,390
		13,366,364
Information Technology - 19.6%
21Vianet Group, Inc. - ADR ^†	10,821	291,734
Amber Road, Inc. ^	41,170	563,206
Amdocs Ltd. †*	3,572	171,885
Amkor Technology, Inc. ^*	18,601	188,056
Apple, Inc. *	965	610,845
Baidu, Inc. - ADR ^†	2,432	403,712
Barracuda Networks, Inc. ^*	5,990	176,645
Benchmark Electronics, Inc. ^*	6,677	154,840
Blackhawk Network Holdings, Inc. ^	23,369	573,242
Borderfree, Inc. ^	6,418	95,757
Brightcove, Inc. ^*	51,280	485,622
Cardtronics, Inc. ^*	14,720	426,586
China Mobile Games & Entertainment Group - ADR ^†	14,061	272,924
ChipMOS TECHNOLOGIES (Bermuda) Ltd. †	24,487	597,728
Cirrus Logic, Inc. ^*	7,196	159,247
Computer Sciences Corp. *	2,659	167,225
Concur Technologies, Inc. ^*	5,180	442,217
Electronic Arts, Inc. ^*	5,894	207,056
Envestnet, Inc. ^*	26,455	1,072,486
Everyday Health, Inc. ^	11,290	200,736
Facebook, Inc. ^	7,588	480,320
FARO Technologies, Inc. ^*	3,306	140,571
Fleetmatics Group PLC ^†	10,879	310,051
Google, Inc. ^	2,197	1,255,915
Harris Corp. *	2,185	168,791
Hewlett-Packard Co. *	5,816	194,836
Hittite Microwave Corp. *	3,754	220,735
Hollysys Automation Technologies Ltd. ^†	25,084	527,015
iGate Corp. ^*	4,595	160,228
Informatica Corp. ^*	19,670	719,725
Integrated Device Technology, Inc. ^*	13,182	175,321
InterDigital, Inc. *	21,162	803,944
International Rectifier Corp. ^*	24,703	662,534
InvenSense, Inc. ^	27,899	538,451
IPG Photonics Corp. ^*	8,617	543,733
Juniper Networks, Inc. ^*	5,710	139,667
KongZhong Corp. - ADR ^†	27,936	263,436
Kulicke & Soffa Industries, Inc. ^*	11,095	156,329
Lattice Semiconductor Corp. ^*	19,682	155,685
Lexmark International, Inc. *	4,575	199,424
Lionbridge Technologies, Inc. ^	28,634	161,209
Marvell Technology Group Ltd. †*	11,415	177,732
Maxim Integrated Products, Inc.	28,517	976,707
Micron Technology, Inc. ^*	6,936	198,300
National Instruments Corp. *	13,290	380,626
NCR Corp. ^*	17,460	570,244
Newport Corp. ^*	30,860	571,836
NXP Semiconductors NV ^†	2,686	166,801
OSI Systems, Inc. ^*	6,870	391,246
Pericom Semiconductor Corp. ^	17,388	155,275
Plantronics, Inc. *	17,030	772,140
QLogic Corp. ^*	12,560	124,846
RealPage, Inc. ^*	29,526	626,246
Rovi Corp. ^*	31,990	773,198
Rudolph Technologies, Inc. ^	39,061	370,298
Sanmina Corporation ^*	8,098	164,794
ServiceSource International, Inc. ^*	64,801	294,845
Siliconware Precision Industries Co. Ltd. - ADR †	18,427	145,573
Sky-mobi Ltd. - ADR ^†	45,153	330,068
Skyworks Solutions, Inc. *	5,287	228,980
Solera Holdings, Inc. *	12,330	804,532
Sonus Networks, Inc. ^	47,103	172,868
SPS Commerce, Inc. ^	9,496	540,227
Stamps.com, Inc. ^	1,811	58,532
TE Connectivity Ltd. †	2,629	156,320
Textura Corp. ^	8,606	180,124
The Ultimate Software Group, Inc. ^*	6,168	784,138
VeriFone Systems, Inc. ^*	19,846	651,147
Verisign, Inc. ^	10,000	500,800
XO Group, Inc. ^	5,518	62,850
		26,570,962
Materials - 0.8%
A. Schulman, Inc. *	4,817	169,607
Alcoa, Inc. *	12,649	172,153
Compass Minerals International, Inc. *	1,789	166,359
Dow Chemical Co. *	3,445	179,553
LyondellBasell Industries NV †	1,757	174,945
PolyOne Corp. *	4,596	184,437
Silver Standard Resources ^†*	14,716	96,243
		1,143,297
Telecommunication Services - 0.5%
inContact, Inc. ^	28,929	245,029
Inteliquent, Inc. *	13,007	194,845
Level 3 Communications, Inc. ^*	4,230	184,639
		624,513
Utilities - 0.6%
Avista Corp. *	5,309	166,225
ITC Holdings Corp. *	13,180	482,388
NRG Energy, Inc.	4,802	171,143
		819,756
TOTAL COMMON STOCKS (Cost $75,364,966)		91,352,497

EXCHANGE-TRADED FUNDS - 0.8%
iShares Russell 2000 Index Fund	2,019	227,864
Market Vectors Gold Miners	6,179	139,028
Powershares QQQ Trust, Series 1	4,436	405,051
ProShares VIX Short Term Futures ^	15,000	335,700
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,227,135)		1,107,643

PURCHASED OPTIONS - 1.1%	Contracts
Call Options - 1.0%
American Airlines Group, Inc.
Expiration: January 2015, Exercise Price: $12.00	100	278,000
Coach, Inc.
Expiration: January 2015, Exercise Price: $40.00	200	62,000
Crocs, Inc.
Expiration: January 2015, Exercise Price: $10.00	800	416,000
Evercore Partners, Inc.
Expiration: September 2014, Exercise Price: $65.00	28	2,030
Francesca's Holdings Corp.
Expiration: June 2014, Exercise Price: $15.00	140	17,500
Expiration: June 2014, Exercise Price: $17.50	140	4,200
General Motors Corp.
Expiration: January 2015, Exercise Price: $30.00	200	104,000
Geospace Technologies Corp.
Expiration: June 2014, Exercise Price: $60.00	49	735
Expiration: September 2014, Exercise Price: $60.00	28	6,580
Expiration: September 2014, Exercise Price: $70.00	28	2,520
Hertz Global Holdings, Inc.
Expiration: January 2015, Exercise Price: $15.00	275	397,375
Insulet Corp.
Expiration: September 2014, Exercise Price: $40.00	70	11,550
InterDigital, Inc.
Expiration: June 2014, Exercise Price: $40.00	70	4,550
Expiration: September 2014, Exercise Price: $37.50	62	19,840
Expiration: September 2014, Exercise Price: $42.50	49	6,492
RetailMeNot, Inc.
Expiration: June 2014, Exercise Price: $30.00	140	3,500
Expiration: July 2014, Exercise Price: $30.00	245	22,050
Expiration: October 2014, Exercise Price: $35.00	42	5,460
Ultimate Software Group, Inc.
Expiration: October 2014, Exercise Price: $150.00	21	6,038
Verifone Holdings, Inc.
Expiration: January 2015, Exercise Price: $32.00	32	14,560
Total Call Options		1,384,980

Put Options - 0.1%
iShares Russell 2000 Index Fund
Expiration: September 2014, Exercise Price: $100.00	260	41,600
S&P 500 Index
Expiration: September 2014, Exercise Price: $1,750.00	14	24,150
Total Put Options		65,750
TOTAL PURCHASED OPTIONS (Cost $1,423,115)		1,450,730

SHORT-TERM INVESTMENTS - 32.3%	Shares
MONEY MARKET FUNDS - 32.3%
Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% +	43,697,185	43,697,185
TOTAL SHORT-TERM INVESTMENTS (Cost $43,697,185)		43,697,185
TOTAL INVESTMENTS (Cost $121,712,401) - 101.7%		137,608,055
Liabilities in Excess of Other Assets - (1.7)%		(2,339,601)
TOTAL NET ASSETS - 100.0%		$135,268,454

Percentages are stated as a percent of net assets.

ADR -	American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of May 31, 2014.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market.
As of May 31, 2014 the value of these securities was $1,108,283 or 0.82% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Securities Sold Short
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 27.7%
Consumer Discretionary - 4.5%
Ambow Education Holding - ADR †~	52,611	$10,522
AMC Entertainment Holdings, Inc.	2,812	63,748
Apollo Global Management LLC	3,879	96,316
Ascena Retail Group, Inc.	5,717	95,445
Big 5 Sporting Goods Corp.	6,110	70,937
Bloomin' Brands, Inc.	5,540	115,454
Blue Nile, Inc.	11,975	369,070
Bob Evans Farms, Inc.	1,984	88,625
Buckle, Inc.	6,000	269,100
Burlington Stores, Inc.	1,781	50,616
Cache, Inc.	19,123	34,039
Callaway Golf Co.	15,757	126,371
Destination Maternity Corp.	6,430	148,726
Dorman Products, Inc.	5,032	267,350
DreamWorks Animation SKG, Inc. - Class A	4,578	128,550
Family Dollar Stores, Inc.	1,472	86,259
Fuel Systems Solutions, Inc.	12,682	123,903
Groupon, Inc.	11,932	70,160
Hillenbrand, Inc.	4,210	127,521
Hovnanian Enterprises, Inc.	19,236	90,217
IMAX Corp. †	12,043	315,888
Kandi Technologies Group, Inc.	9,703	118,668
LeapFrog Enterprises, Inc.	22,934	158,933
LightInTheBox Holding Co. Ltd. - ADR †	16,575	92,323
Luby's, Inc.	13,931	70,073
Lululemon Athletica, Inc.	6,896	307,768
Netflix, Inc.	337	140,809
Pinnacle Entertainment, Inc.	33,463	825,867
ReachLocal, Inc.	8,370	50,220
Restoration Hardware Holdings, Inc.	4,827	320,899
Select Comfort Corp.	5,402	100,153
Skullcandy, Inc.	18,533	137,330
Sodastream International Ltd. †	2,544	95,018
Tesla Motors, Inc.	1,734	360,273
Thomson Reuters Corp. †	2,874	99,699
Tuniu Corp. - ADR †	10,906	178,749
Ulta Salon, Cosmetics & Fragrance, Inc.	2,620	222,438
West Marine, Inc.	8,009	80,490
		6,108,527
Consumer Staples - 1.0%
Amira Nature Foods Ltd. †	6,030	84,420
Boulder Brands, Inc.	7,156	97,107
Coca-Cola Co.	3,760	153,822
Fairway Group Holdings Corp.	12,556	77,345
Female Health Co.	12,059	70,907
Keurig Green Mountain, Inc.	1,920	216,538
The Fresh Market, Inc.	3,267	100,133
USANA Health Sciences, Inc.	8,574	616,556
		1,416,828
Energy - 2.3%
Amyris, Inc.	102,169	349,418
Clean Energy Fuels Corp.	47,563	526,998
Dresser-Rand Group, Inc.	1,771	108,385
Geospace Technologies Corp.	2,197	111,432
Miller Energy Resources, Inc.	20,923	113,821
Scorpio Tankers, Inc. †	9,905	89,839
Solazyme, Inc.	111,794	1,116,822
Tetra Technologies, Inc.	8,496	97,959
Willbros Group, Inc.	46,863	569,854
		3,084,528
Financials - 2.3%
Brown & Brown, Inc.	3,275	98,872
Calamos Asset Management, Inc.	84,261	1,049,049
China Life Insurance Co. Ltd. - ADR †	2,950	119,858
CIT Group, Inc.	2,216	98,568
Essent Group Ltd. †	4,054	80,877
Fidelity Southern Corp.	67,709	905,946
FXCM, Inc.	7,418	99,253
NMI Holdings, Inc.	8,805	96,327
Protective Life Corp.	3,770	197,171
Radian Group, Inc.	6,940	100,075
Stonegate Mortgage Corp.	6,599	100,503
WisdomTree Investments, Inc.	9,925	103,121
		3,049,620
Health Care - 4.7%
Abaxis, Inc.	7,430	307,008
Acadia Pharmaceuticals, Inc.	4,993	103,105
Achillion Pharmaceuticals, Inc.	111	301
AdCare Health Systems, Inc.	20,936	86,047
Aegerion Pharmaceuticals, Inc.	1,921	63,105
Agenus, Inc.	1,207	3,645
Air Methods Corp.	2,470	119,054
AMAG Pharmaceuticals, Inc.	5,175	94,702
AMN Healthcare Services, Inc.	9,112	102,054
Arena Pharmaceuticals, Inc.	17,846	109,753
Array Biopharma, Inc.	19,416	81,547
BioScrip, Inc.	13,747	107,914
Bluebird Bio, Inc.	4,325	99,994
Castlight Health, Inc.	21,004	318,841
Catamaran Corp. †	2,369	103,667
Cerus Corp.	22,420	93,940
Clovis Oncology, Inc.	1,300	66,573
DENTSPLY International, Inc.	4,270	201,928
Endologix, Inc.	5,789	75,604
Exact Sciences Corp.	7,171	96,665
Foundation Medicine, Inc.	2,890	68,580
Genmark Diagnostics, Inc.	7,902	87,001
Genomic Health, Inc.	3,380	87,846
Healthstream, Inc.	4,058	104,412
ImmunoGen, Inc.	7,943	93,886
Infinity Pharmaceuticals, Inc.	7,479	75,538
Karyopharm Therapeutics, Inc.	3,774	99,067
Kythera Biopharmaceuticals, Inc.	2,737	91,607
MannKind Corp.	51,943	462,293
Medicines Co.	3,225	89,978
MiMedx Group, Inc.	16,144	88,308
Mindray Medical International Ltd. - ADR †	3,520	109,226
Momenta Pharmaceuticals, Inc.	8,622	106,827
Novadaq Technologies, Inc. †	6,202	90,363
OPKO Health, Inc.	18,777	161,858
Pharmacyclics, Inc.	1,102	97,891
Progenics Pharmaceuticals, Inc.	26,788	108,759
Questcor Pharmaceuticals, Inc.	3,340	301,034
Quidel Corp.	4,327	98,223
Retrophin, Inc.	11,657	170,425
Spectrum Pharmaceuticals, Inc.	12,885	100,374
Synta Pharmaceuticals Corp.	24,085	98,749
Tesaro, Inc.	3,221	85,807
Theravance, Inc.	3,144	90,076
Universal American Corp.	12,282	96,537
Valeant Pharmaceuticals International, Inc. †	4,570	599,630
Vertex Pharmaceuticals, Inc.	1,343	97,045
Vivus, Inc.	36,510	179,994
Vocera Communications, Inc.	5,917	76,448
Xencor, Inc.	11,372	100,074
Zeltiq Aesthetics, Inc.	532	9,299
		6,362,602
Industrials - 3.0%
Advisory Board Co.	1,946	94,167
Ballard Power Systems, Inc. †	14,526	55,344
Capstone Turbine Corp.	137,539	207,684
Chart Industries, Inc.	1,106	79,510
China Ming Yang Wind Power Group - ADR †	41,745	139,428
DigitalGlobe, Inc.	3,041	92,325
Enphase Energy, Inc.	20,280	171,366
FuelCell Energy, Inc.	53,458	125,092
Healthcare Services Group, Inc.	6,650	197,904
Hydrogenics Corp. †	1,343	22,227
KEYW Holding Corp.	21,154	224,232
Kratos Defense & Security Solutions, Inc.	12,531	106,639
Layne Christensen Co.	6,553	99,212
LMI Aerospace, Inc.	7,157	98,981
Navistar International Corp.	2,896	99,246
Plug Power, Inc.	36,279	157,814
Ply Gem Holdings, Inc.	7,041	82,802
PMFG, Inc.	12,421	62,850
Quad Graphics, Inc.	5,060	106,159
Raven Industries, Inc.	3,007	94,269
SolarCity Corp.	10,527	552,668
TAL International Group, Inc.	8,068	353,540
Thermon Group Holdings, Inc.	17,330	408,122
Trex Co., Inc.	4,352	134,520
Triumph Group, Inc.	1,469	101,802
UTi Worldwide, Inc. †	8,473	82,612
WESCO International, Inc.	1,060	90,545
		4,041,060
Information Technology - 8.2%
21Vianet Group, Inc. - ADR	4,530	122,129
Advanced Energy Industries, Inc.	5,221	102,175
Angie's List, Inc.	13,573	144,552
Applied Micro Circuits Corp.	15,514	139,626
ASML Holding NV - ADR †	1,213	104,172
Benefitfocus, Inc.	3,458	128,084
Blackberry Ltd. †	21,354	162,290
Cardtronics, Inc.	6,728	194,977
Care.com, Inc.	15,666	168,253
Cirrus Logic, Inc.	4,681	103,590
Constant Contact, Inc.	10,702	316,137
Cray, Inc.	2,480	69,539
Cree, Inc.	2,990	143,879
Criteo SA - ADR †	4,395	126,356
DragonWave, Inc. †	87,120	114,127
Ebay, Inc.	11,175	566,908
eGain Corp.	11,232	73,794
Ellie Mae, Inc.	3,878	108,002
Exar Corp.	9,093	98,932
EZchip Semiconductor Ltd. †	8,960	219,610
Fairchild Semiconductor International Co.	12,840	188,363
First Solar, Inc.	6,412	396,133
Glu Mobile, Inc.	40,267	146,371
Intermolecular, Inc.	11,220	27,377
Intuit	1,630	129,243
Jiayuan.com International Ltd. - ADR †	21,132	125,101
Jive Software, Inc.	15,702	125,616
Kopin Corp.	23,562	74,927
Lexmark International, Inc.	4,110	179,155
Mellanox Technologies Ltd. †	2,483	78,413
Millennial Media, Inc.	48,552	195,179
MoSys, Inc.	21,262	70,590
NetApp, Inc.	2,627	97,225
Netgear, Inc.	6,905	226,967
NQ Mobile, Inc. - ADR	12,200	92,598
Open Text Corp. †	6,250	291,187
Procera Networks, Inc.	6,875	66,481
Proofpoint, Inc.	4,255	135,820
PROS Holdings, Inc.	4,203	96,669
Qlik Technologies, Inc.	3,528	76,593
RealPage, Inc.	8,060	170,953
Renren, Inc. - ADR †	51,984	175,706
Rosetta Stone, Inc.	2,330	22,927
Rubicon Project, Inc.	79,659	1,010,873
Rudolph Technologies, Inc.	8,548	81,035
Shutterstock, Inc.	1,670	108,617
Silicon Graphics International Corp.	7,995	70,596
Silver Spring Networks, Inc.	10,539	128,049
STmicroelectronics NV - ADR †	44,974	447,941
Sungy Mobile Ltd. - ADR †	10,987	132,723
Travelzoo, Inc.	5,583	107,473
Tremor Video, Inc.	38,718	158,744
Trulia, Inc.	4,111	158,890
Twitter, Inc.	28,089	911,207
Violin Memory, Inc.	22,624	76,243
VistaPrint NV †	6,590	263,732
Web.com Group, Inc.	4,840	166,690
YuMe, Inc.	38,123	200,146
YY, Inc. - ADR †	4,633	301,655
Zillow, Inc.	1,564	184,583
Zynga, Inc.	47,759	164,769
		11,070,692
Materials - 1.6%
Advanced Emissions Solutions, Inc.	10,041	235,060
American Vanguard Corp.	4,174	63,528
Chemtura Corp.	4,365	109,038
Cliffs Natural Resources, Inc.	4,323	67,784
Marrone Bio Innovations, Inc.	7,347	79,862
Nucor Corp.	1,857	94,020
RTI International Metals, Inc.	3,052	81,855
Senomyx, Inc.	161,488	1,107,808
Silvercorp Metals, Inc. †	109,778	178,938
Wausau Paper Corp.	8,258	87,865
		2,105,758
Telecommunication Services - 0.1%
RingCentral, Inc.	10,256	124,815

Utilities - 0.0%
Cadiz, Inc.	7,875	64,024
TOTAL COMMON STOCKS (Proceeds $40,381,120)		37,428,454

EXCHANGE-TRADED FUNDS - 2.0%
iShares Russell 2000 Growth Index Fund	2,158	281,295
iShares Russell 2000 Index Fund	8,227	928,499
Powershares QQQ Trust, Series 1	10,706	977,565
VelocityShares Daily Inverse VIX Short Term †	15,000	584,100
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,522,166)		2,771,459

CLOSED-END MUTUAL FUNDS - 0.1%
MCG Capital Corp.	26,263	89,557
TOTAL CLOSED-END MUTUAL FUNDS (Proceeds $95,230)		89,557

REITS - 0.1%
CoreSite Realty Corp.	4,260	135,042
TOTAL REITS (Proceeds $133,355)		135,042

WARRANTS - 0.0%
Magnum Hunter Corp.	2,160	0
TOTAL WARRANTS (Proceeds $0)		0
TOTAL SECURITIES SOLD SHORT (Proceeds $43,131,871) - 29.9%		$40,424,512

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of May 31, 2014, the value of these securities was $10,522 or 0.01% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Options Written
May 31, 2014 (Unaudited)

	Contracts	Value
PUT OPTIONS
iShares Russell 2000 Index Fund
Expiration: June 2014, Exercise Price: $112.00	265	$54,590
Expiration: September 2014, Exercise Price: $90.00	260	14,300
S&P 500 Index
Expiration: September 2014, Exercise Price: $1,650.00	14	11,900
SPDR S&P 500 Index
Expiration: June 2014, Exercise Price: $175.00	170	2,210
TOTAL OPTIONS WRITTEN (Premiums received $201,321)		$83,000

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Futures Contracts
May 31, 2014 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Futures	80	$7,686,000	June 2014	$245,939

As of May 31, 2014, initial margin deposits of $346,000 have been pledged in connection with the open futures contracts.

Orinda SkyView Macro Opportunities Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 62.7%
Consumer Discretionary - 8.4%
Coach, Inc.	5,000	$203,550
Comcast Corp. *	3,498	182,596
D. R. Horton, Inc. *	8,948	211,889
Dish Network Corp. ^	1,600	93,856
Family Dollar Stores, Inc.	4,000	234,400
Harley Davidson, Inc.	2,046	145,757
Intercontinental Hotels Group PLC - ADR †	10,000	398,000
Lennar Corp. *	5,786	236,647
PulteGroup, Inc. *	8,993	175,903
Starwood Hotels & Resorts Worldwide, Inc.	2,800	223,580
Tim Hortons, Inc.	2,681	145,337
TJX Companies, Inc.	4,000	217,800
Toyota Motor Corp. - ADR †	5,000	565,550
Wyndham Worldwide Corp.	400	29,572
		3,064,437
Consumer Staples - 5.0%
British American Tobacco PLC - ADR †	3,000	363,780
Coca-Cola Co.	7,500	306,825
Estee Lauder Companies, Inc.	3,500	268,170
Hershey Co.	5,000	486,700
Nestle SA - ADR †	2,750	216,081
Procter & Gamble Co.	2,420	195,512
		1,837,068
Energy - 7.5%
Baker Hughes, Inc. *	2,646	186,596
Cheniere Energy, Inc. ^	400	27,244
Diamond Offshore Drilling, Inc.	5,000	255,300
Exxon Mobil Corp.	5,000	502,650
Halliburton Co. *	3,375	218,160
Peabody Energy Corp.	10,000	161,600
Phillips 66 *	4,010	340,008
Schlumberger Ltd. †*	2,009	209,016
Suncor Energy, Inc. †	4,356	167,837
Valero Energy Corp. *	8,516	477,322
Western Refining, Inc.	4,745	194,640
		2,740,373
Financials - 10.2%
American Express Co.	3,000	274,500
Capitol Federal Financial, Inc.	26,500	320,650
Chubb Corp.	5,000	463,300
Discover Financial Services *	2,606	154,093
Fifth Third Bancorp *	7,442	153,975
Glacier Bancorp, Inc. *	5,117	134,424
Hanmi Financial Corp. *	8,890	189,446
Harris & Harris Group, Inc. ^*	20,528	67,948
HDFC Bank Ltd. - ADR †	3,110	140,043
ICICI Bank Ltd. - ADR ^†	2,809	139,523
JPMorgan Chase & Co.	7,500	416,775
KeyCorp	10,738	147,003
KKR & Co. LP	25,000	568,250
Medley Capital Corp.	10,800	133,812
PNC Financial Services Group, Inc. *	2,464	210,105
SVB Financial Group ^*	1,885	198,773
		3,712,620
Health Care - 3.9%
Biogen Idec, Inc. ^*	654	208,868
C.R. Bard, Inc. *	987	145,987
Gilead Sciences, Inc. ^*	2,800	227,388
Isis Pharmaceuticals, Inc. ^	4,763	139,175
Johnson & Johnson	4,436	450,077
Myriad Genetics, Inc. ^	2,547	84,458
Tekmira Pharmaceuticals Corp. ^†*	12,230	155,321
		1,411,274
Industrials - 6.2%
Alaska Air Group, Inc.	800	78,768
American Airlines Group, Inc. ^	4,700	188,752
B/E Aerospace, Inc. ^	1,300	125,775
Chicago Bridge & Iron Co. NV †	5,000	407,000
Delta Air Lines, Inc.	3,200	127,712
Emerson Electric Co.	6,000	400,380
Expeditors International of Washington, Inc.	10,000	455,100
Spirit Airlines, Inc. ^	2,500	147,675
Union Pacific Corp. *	1,073	213,817
United Parcel Service, Inc.	1,000	103,880
		2,248,859
Information Technology - 11.3%
Activision Blizzard, Inc.	7,036	146,208
Apple, Inc.	1,230	778,590
Cisco Systems, Inc.	25,888	637,363
Corning, Inc. *	7,097	151,166
Dolby Laboratories, Inc. ^*	3,733	155,069
Facebook, Inc. ^	700	44,310
International Business Machines Corp.	2,500	460,900
Microsoft Corp. *	4,629	189,511
NVIDIA Corp.	12,755	242,345
Oracle Corp. *	5,469	229,807
Qualcomm, Inc. *	11,556	929,680
Skyworks Solutions, Inc.	3,344	144,829
		4,109,778
Materials - 9.5%
Agnico-Eagle Mines Ltd.	4,883	147,662
Alcoa, Inc.	2,600	35,386
Celanese Corp. *	3,626	227,350
Constellium NV ^†	800	23,312
Detour Gold Corporation ^†*	11,277	108,304
Dow Chemical Co.	800	41,696
Dundee Precious Metals, Inc. ^†*	17,167	57,269
Franco-Nevada Corp. †*	3,994	185,881
Freeport-McMoRan Copper & Gold, Inc.	13,500	459,675
Goldcorp, Inc. †*	8,512	198,926
LyondellBasell Industries NV †	1,675	166,780
New Gold, Inc. ^†*	27,632	145,897
NovaGold Resources, Inc. ^†	39,244	118,124
Pretium Resources, Inc. ^†*	15,594	99,958
Romarco Minerals, Inc. ^†	126,703	87,425
Royal Gold, Inc. *	3,151	197,631
Sigma Aldrich Corp. *	1,995	196,567
Stillwater Mining Co. ^*	8,635	145,154
Taseko Mines Ltd. ^†	149,550	332,001
The Mosaic Co.	10,000	499,900
		3,474,898
Telecommunication Services - 0.7%
Level 3 Communications, Inc. ^	1,200	52,380
Mobile TeleSystems OJSC - ADR †	8,048	148,807
Verizon Communications, Inc.	900	44,964
		246,151
TOTAL COMMON STOCKS (Cost $20,712,659)		22,845,458

REITS - 0.2%
Crown Castle International Corp.	800	61,384
TOTAL REITS (Cost $61,000)		61,384

	Principal
	Amount
CORPORATE BONDS - 1.9%
Harrah's Operating Company, Inc., 11.250%, 06/01/2017	500,000	442,500
Taseko Mines Ltd., 7.750%, 04/15/2019 †	250,000	255,625
TOTAL CORPORATE BONDS (Cost $755,997)		698,125
	Shares
EXCHANGE-TRADED FUNDS - 13.2%
GreenHaven Continuous Commodity Index Fund ^*	2,123	58,956
iShares Barclays MBS Bond Fund *	735	79,476
iShares Floating Rate Note Fund *	1,591	80,680
iShares iBoxx Dollar Investment Grade Corp. Bond Fund *	533	63,742
iShares India 50 ETF	10,126	282,110
iShares MSCI Emerging Markets Index Fund	10,000	425,500
iShares MSCI Mexico Capped ETF	10,000	662,200
Market Vectors India Small-Cap Index	5,111	234,850
PIMCO Total Return ETF *	892	97,112
PowerShares Emerging Markets Sovereign Debt Portfolio *	2,651	77,621
PowerShares S&P 500 Buywrite *	3,095	67,316
PowerShares S&P 500 Low Volatility *	4,039	140,921
PowerShares Senior Loan *	2,581	64,086
ProShares UltraShort S&P 500 ^	10,000	265,500
SPDR DB International Government Inflation-Protected Bond *	794	48,926
Sprott Physical Gold Trust ^†*	31,571	326,760
Sprott Physical Platinum & Palladium Trust ^†*	63,121	631,841
Sprott Physical Silver Trust ^†*	44,866	337,392
United States Natural Gas Fund LP ^	19,535	492,282
WisdomTree India Earnings Fund	17,389	373,516
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,980,368)		4,810,787

CLOSED-END MUTUAL FUNDS - 1.3%
Ares Capital Corp.	7,700	132,748
Central Fund of Canada Ltd. †*	20,937	278,043
PennantPark Investment Corp.	3,900	43,095
TICC Capital Corp.	4,000	38,760
CLOSED-END MUTUAL FUNDS (Cost $499,003)		492,646

PURCHASED OPTIONS - 0.4%	Contracts
Put Options - 0.4%
Global X China Financials
Expiration: August 2014, Exercise Price: $11.00	199	2,488
iShares Russell 2000 Index Fund
Expiration: September 2014, Exercise Price: $100.00	130	20,800
S&P 500 Index
Expiration: September 2014, Exercise Price: $1,750.00	25	43,125
Wisdom Tree Chinese Yuan Strategy Fund
Expiration: July 2014, Exercise Price: $25.17	300	11,250
Expiration: July 2014, Exercise Price: $26.17	211	26,375
Expiration: October 2014, Exercise Price: $25.00	500	25,000
TOTAL PURCHASED OPTIONS (Cost $225,160)		129,038

SHORT-TERM INVESTMENTS - 29.6%	Shares
MONEY MARKET FUNDS - 29.6%
Fidelity Government Portfolio - Class I, 0.01% +	10,782,270	10,782,270
TOTAL SHORT-TERM INVESTMENTS (Cost $10,782,270)		10,782,270
TOTAL INVESTMENTS (Cost $38,016,457) - 109.3%		39,819,708
Liabilities in Excess of Other Assets - (9.3)%		(3,390,266)
TOTAL NET ASSETS - 100.0%		$36,429,442

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of May 31, 2014.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda SkyView Macro Opportunities Fund
Schedule of Securities Sold Short
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 3.2%
Energy - 0.3%
Devon Energy Corp.	1,200	$88,680

Financials - 0.4%
China Life Insurance Co. Ltd. - ADR †	3,542	143,911

Health Care - 0.4%
Valeant Pharmaceuticals International, Inc. †	1,176	154,303

Industrials - 0.4%
Hertz Global Holdings, Inc.	5,128	151,379

Information Technology - 1.0%
Ebay, Inc.	2,849	144,530
Freescale Semiconductor Ltd. †	9,265	205,590
		350,120
Materials - 0.7%
BHP Billiton Ltd. - ADR †	2,127	144,381
Rio Tinto PLC - ADR †	2,435	125,110
		269,491
TOTAL COMMON STOCKS (Proceeds $1,129,952)		1,157,884

EXCHANGE-TRADED FUNDS - 5.1%
iPath Goldman Sachs Crude Oil Total Return Index †	32,517	803,495
iShares FTSE China 25 Index	10,108	372,480
iShares MSCI Chile Capped ETF	7,041	330,012
SPDR S&P 500 ETF Trust	1,900	365,997
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,743,785)		1,871,984

REITS - 0.9%
American Tower Corp.	3,691	330,824
TOTAL REITS (Proceeds $284,110)		330,824
TOTAL SECURITIES SOLD SHORT (Proceeds $3,157,847) - 9.2%		$3,360,692

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
† U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda SkyView Macro Opportunities Fund
Schedule of Options Written
May 31, 2014 (Unaudited)

	Contracts	Value
CALL OPTIONS
Alaska Air Group, Inc.
Expiration: June 2014, Exercise Price: $100.00	6	$960
Delta Air Lines, Inc.
Expiration: June 2014, Exercise Price: $40.00	8	808
Level 3 Communications, Inc.
Expiration: June 2014, Exercise Price: $45.00	12	690
Spirit Airlines, Inc.
Expiration: June 2014, Exercise Price: $60.00	8	1,080
Starwood Hotels & Resorts Worldwide, Inc.
Expiration: June 2014, Exercise Price: $80.00	16	1,584
Verizon Communications, Inc.
Expiration: June 2014, Exercise Price: $47.00	9	2,700
Total Call Options		7,822

PUT OPTIONS
iShares Russell 2000 Index Fund
Expiration: September 2014, Exercise Price: $90.00	130	7,150
S&P 500 Index
Expiration: September 2014, Exercise Price: $1,650.00	25	21,250
Total Put Options		28,400
TOTAL OPTIONS WRITTEN (Premiums received $76,327)		$36,222

Orinda SkyView Macro Opportunities Fund
Schedule of Futures Contracts
May 31, 2014 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Short Contracts
BP Currency Futures	(9)	$(942,863)	June 2014	$(8,882)
Copper Futures	(5)	(390,438)	July 2014	15,174
Euro Fx Currency Futures	(3)	(511,313)	September 2014	7,979
Japanese Yen Currency Futures	(9)	(1,106,325)	June 2014	(9,051)
Renminbi Currency Futures	(8)	(1,295,440)	June 2014	(3,622)
				$1,598
As of May 31, 2014, initial margin deposits of $78,450 have been pledged in connection with futures contracts.

Orinda Income Opportunities Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.9%
Financials - 0.9%
America First Multifamily Investors L.P. *	179,631	$1,083,175
TOTAL COMMON STOCKS (Cost $1,046,715)		1,083,175

REITS - 34.0%
Financials - 34.0%
Altisource Residential Corp.	2,018	56,282
American Capital Agency Corp.	2,000	47,460
American Realty Capital Properties, Inc. *	105,000	1,303,050
Annaly Capital Management, Inc. *	80,000	943,200
Anworth Mortgage Asset Corp. - Series A Preferred	4,870	125,062
Apollo Commercial Real Estate Finance, Inc. *	201,000	3,366,750
Armour Residential REIT, Inc.	202,000	878,700
Ashford Hospitality Trust, Inc. - Series E Preferred	33,985	915,896
Ashford Hospitality Trust, Inc. - Series D Preferred	8,868	227,021
CBL & Associates Properties, Inc. *	46,690	1,195,731
Chimera Investment Corp.	110,000	346,500
CommonWealth REIT - Series E Preferred	24,124	620,469
Corporate Office Properties Trust - Series H Preferred	6,200	156,922
CYS Investments, Inc.	10,000	92,400
EPR Properties - Series E Preferred *	31,373	1,002,465
FelCor Lodging Trust, Inc. - Series C Preferred *	174,845	4,388,609
First Potomac Realty Trust - Series A Preferred *	22,371	571,132
Glimcher Realty Trust - Series G Preferred *	81,151	2,098,565
Independence Realty Trust, Inc. *	203,872	1,853,196
Inland Real Estate Corp. - Series A Preferred *	27,126	736,200
Invesco Mortgage Capital, Inc. *	56,212	998,325
iStar Financial, Inc. - Series D Preferred *	76,074	1,883,592
iStar Financial, Inc. - Series E Preferred	39,445	971,925
iStar Financial, Inc. - Series F Preferred *	74,887	1,838,476
New Residential Investment Corp. *	140,000	887,600
Northstar Realty Finance Corp. - Series B Preferred	52,596	1,294,914
Northstar Realty Finance Corp. - Series A Preferred	3,299	83,729
Preferred Apartment Communities, Inc. *	137,472	1,163,013
RAIT Financial Trust - Series C Preferred	27,387	690,974
RAIT Financial Trust - Senior Unsecured ^*	40,000	997,200
RAIT Financial Trust - Series A Preferred	20,895	501,898
RAIT Financial Trust - Series B Preferred	29,496	734,450
Sabra Health Care REIT, Inc. - Series A Preferred	6,926	174,535
STAG Industrial, Inc.	20,750	496,962
Starwood Property Trust, Inc. *	152,000	3,707,280
Whitestone REIT *	174,405	2,490,503
TOTAL REITS (Cost $38,618,866)		39,840,986

CONVERTIBLE PREFERRED STOCKS - 0.8%
Financials - 0.8%
Pebblebrook Hotel Trust - Series C Preferred	7,350	179,413
Taubman Centers, Inc. - Series K Preferred	29,375	713,666
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $776,246)		893,079

PREFERRED STOCKS - 79.6%
Consumer Discretionary - 2.2%
M/I Homes, Inc. - Series A Preferred *	103,622	2,623,191

Energy - 4.0%
Atlas Pipeline Partners LP - Series E Preferred ^*	30,969	799,310
Breitburn Energy Partners LP Cumulative Preferred Unit A ^*	108,100	2,719,796
Vanguard Natural Resources LLC - Series B Preferred *	47,928	1,188,614
		4,707,720
Financials - 72.3%
AG Mortgage Investment Trust, Inc. - Series B Preferred	8,819	215,536
AG Mortgage Investment Trust, Inc. - Series A Preferred	16,504	414,250
American Capital Agency Corp. Depositary Shares 1/1000 - Series B Preferred ^*	114,900	2,843,775
American Realty Capital Properties, Inc. - Series F Preferred *	155,636	3,727,482
Annaly Capital Management, Inc. - Series D Preferred	33,074	799,068
Annaly Capital Management, Inc. - Series C Preferred	28,648	701,590
Apollo Commercial Real Estate Finance, Inc. - Series A Preferred	64,280	1,661,638
Arbor Realty Trust, Inc. - Series C Preferred *	107,005	2,675,125
Arbor Realty Trust, Inc. - Series B Preferred	20,323	484,297
Arbor Realty Trust, Inc. - Series A Preferred	46,261	1,128,306
Arbor Realty Trust, Inc. - Senior Unsecured ^	60,000	1,497,000
Campus Crest Communities, Inc. - Series A Preferred *	161,546	4,200,196
Cedar Realty Trust, Inc. - Series B Preferred *	44,685	1,126,062
Chesapeake Lodging Trust - Series A Preferred *	92,883	2,488,336
Colony Financial, Inc. - Series A Preferred *	72,800	1,917,552
Corporate Office Properties Trust - Series L Preferred *	54,264	1,424,430
CubeSmart - Series A Preferred *	20,943	558,969
CYS Investments, Inc. - Series B Preferred	10,000	234,100
CYS Investments, Inc. - Series A Preferred	3,396	81,742
DDR Corp. - Series J Preferred *	36,287	892,660
Digital Realty Trust, Inc. - Series H Preferred ^*	64,783	1,664,275
Excel Trust, Inc. - Series B Preferred *	112,312	3,016,139
FelCor Lodging Trust, Inc. - Series A Preferred	44,497	1,116,430
General Growth Properties, Inc. - Series A Preferred *	46,242	1,150,501
Glimcher Realty Trust - Series H Preferrred *	65,311	1,688,289
Gramercy Property Trust, Inc. - Series A Preferred *	249,223	6,357,679
Hersha Hospitality Trust - Series B Preferred *	36,759	978,525
Hospitality Properties Trust - Series D Preferred	30,598	799,526
Invesco Mortgage Capital, Inc. - Series A Preferred	20,680	513,278
Investors Real Estate Trust - Series B Preferred	7,601	198,386
Kemper Corp. - Subordinated	15,638	406,588
Kennedy-Wilson Holdings, Inc. - Senior Unsecured *	46,422	1,190,492
Kilroy Realty Corp. - Series G Preferred	8,676	223,754
Kite Realty Group Trust - Series A Preferred *	84,064	2,207,100
KKR Financial Holdings LLC - Series A Preferred	39,412	1,008,947
LaSalle Hotel Properties - Series G Preferred *	74,444	1,902,416
MFA Financial, Inc. - Series B Preferred *	44,713	1,094,127
Northstar Realty Finance Corp. - Series E Preferred ^*	105,000	2,631,300
Northstar Realty Finance Corp. - Series C Preferred *	306,850	7,803,195
Northstar Realty Finance Corp. - Series D Preferred	11,400	285,000
Pebblebrook Hotel Trust - Series B Preferred *	51,655	1,381,771
Pebblebrook Hotel Trust - Series A Preferred *	108,158	2,887,278
Pennsylvania Real Estate Investment Trust - Series A Preferred *	209,702	5,552,909
Regency Centers Corp. - Series 6 Preferred	10,735	276,426
Retail Properties of America, Inc. - Series A Preferred *	85,090	2,218,296
STAG Industrial, Inc. - Series B Preferred	23,403	573,374
Summit Hotel Properties - Series C Preferred	10,000	250,000
Summit Hotel Properties - Series B Preferred	5,350	137,228
Summit Hotel Properties - Series A Preferred *	58,097	1,585,467
Sun Communities, Inc. - Series A Preferred	10,719	274,406
Taubman Centers, Inc. - Series J Preferred	10,126	253,251
Winthrop Realty Trust - Series D Preferred *	148,415	3,898,862
		84,597,329
Industrials - 0.2%
Diana Shipping, Inc. - Series B Preferred †	8,400	223,104

Telecommunication Services - 0.9%
Qwest Corp. - Senior Unsecured	45,300	1,054,131
TOTAL PREFERRED STOCKS (Cost $88,810,574)		93,205,475

EXCHANGE-TRADED FUNDS - 2.2%
Direxion Daily 20+ Year Treasury Bear 3x Shares ^	9,700	468,704
Direxion Daily Real Estate Bear 3X Shares ^	13,000	510,120
ProShares UltraShort Real Estate ^	97,000	1,553,940
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,758,908)		2,532,764

SHORT-TERM INVESTMENTS - 5.8%
MONEY MARKET FUNDS - 5.8%
Fidelity Institutional Money Market Portfolio - Class I, 0.05% +	6,842,892	6,842,892
TOTAL SHORT-TERM INVESTMENTS (Cost $6,842,892)		6,842,892
TOTAL INVESTMENTS (Cost $140,352,501) - 123.3%		144,398,371
Liabilities in Excess of Other Assets - (23.3)%		(27,333,670)
TOTAL NET ASSETS - 100.0%		$117,064,701

Percentages are stated as a percent of net assets.

^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of May 31, 2014.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda Income Opportunities Fund
Schedule of Securities Sold Short
May 31, 2014 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.6%
SPDR Barclays Capital High Yield Bond ETF	50,000	$2,076,500
iShares S&P U.S. Preferred Stock Index Fund	25,000	996,250
Utilities SPDR	53,000	2,262,570
TOTAL SECURITIES SOLD SHORT (Proceeds $5,102,174) - 4.6%		$5,335,320

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows:

	Orinda SV	Orinda SV	Orinda
	Hedged Equity*	Macro Opps*	Income Opps*

Cost of investments	$123,570,301	$38,509,486	$140,410,871
Gross unrealized appreciation	19,878,117	2,843,633	5,006,497
Gross unrealized depreciation	(5,840,363)	(1,533,411)	(1,018,997)
Net unrealized appreciation (depreciation)	$14,037,754	$1,310,222	$3,987,500

*The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at May 31, 2014 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds,closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Hedged Equity Fund's securities as of May 31, 2014:

Orinda SkyView Multi-Manager Hedged Equity Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$21,228,025	$-	$-	$21,228,025
Consumer Staples	5,911,830	-	-	5,911,830
Energy	5,459,747	-	-	5,459,747
Financials	10,392,730	257,802	-	10,650,532
Health Care	5,577,471	-	-	5,577,471
Industrials	13,366,364	-	-	13,366,364
Information Technology	26,570,962	-	-	26,570,962
Materials	1,143,297	-	-	1,143,297
Telecommunication Services	624,513	-	-	624,513
Utilities	819,756	-	-	819,756
Total Common Stock	91,094,695	257,802	-	91,352,497
Exchange-Traded Funds	1,107,643	-	-	1,107,643
Purchased Options
Call Options	255,385	1,129,595	-	1,384,980
Put Options	41,600	24,150	-	65,750
Total Purchased Options	296,985	1,153,745	-	1,450,730
Short-Term Investments	43,697,185	-	-	43,697,185
Total Investments in Securities	$136,196,508	$1,411,547	$-	$137,608,055
Securities Sold Short	$40,424,512	$-	$-	$40,424,512
Written Options
Put Options	$56,800	$26,200	$-	$83,000
Total Written Options	$56,800	$26,200	$-	$83,000
Other Financial Instruments*
Long Futures Contracts	$245,939	$-	$-	$245,939

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Transfers into Level 1	$55,404
Transfers out of Level 1	$-
Net transfers in and/or out of Level 1	$55,404

Transfers into Level 2	$-
Transfers out of Level 2	$(44,882)
Net transfers in and/or out of Level 2	$(44,882)

Refer to the Fund's Schedule of Investments for a detailed break out of securities. Transfers between levels are recognized at May 31, 2014, the end of the reporting period. The Hedged Equity Fund transferred $44,882 from level 2 to level 1 because the securities were priced at the official close. The Hedged Equity Fund also transferred $10,522 from level 3 to level 1 because the securities were priced at the official close. The Hedged Equity Fund held one level 3 security but the warrants held no value at May 31, 2014.

The following is a reconciliation of the Orinda SkyView Multi-Manager Hedged Equity Fund's level 3 investments for which significant unobservable inputs were used in determining fair value.

Investments in Securities, at value Securities Sold Short
Balance as of February 28, 2014	$49,538
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(39,016)
Purchases	-
Sales	-
Transfers in and/or out of level 3	(10,522)
Balance as of May 31, 2014	$-

As of May 31, 2014, the Valuation Committee has priced the securities as of the last trade price. Since the securities' fair value utilized significant unobservable inputs due to the lack of available market data, the securities are categorized as level 3 of the fair value hierarchy.

The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund's securities as of May 31, 2014:

Orinda SkyView Macro Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$3,064,437	$-	$-	$3,064,437
Consumer Staples	1,837,068	-	-	1,837,068
Energy	2,740,373	-	-	2,740,373
Financials	3,712,620	-	-	3,712,620
Health Care	1,411,274	-	-	1,411,274
Industrials	2,248,859	-	-	2,248,859
Information Technology	4,109,778	-	-	4,109,778
Materials	3,474,898	-	-	3,474,898
Telecommunications Services	246,151	-	-	127,552
Total Common Stock	22,845,458	-	-	22,845,458
REITs	61,384	-	-	61,384
Corporate Bonds	-	698,125	-	698,125
Exchange-Traded Funds	4,810,787	-	-	4,810,787
Closed-End Mutual Funds	492,646	-	-	492,646
Purchased Options
Put Options	20,800	108,238	-	129,038
Total Purchased Options	20,800	-	-	20,800
Short-Term Investments	10,782,270	-	-	10,782,270
Total Investments in Securities	$39,013,345	$806,363	$-	$39,819,708
Securities Sold Short	$3,360,692	$-	$-	$3,360,692
Written Options
Call Options	$7,132	$690	$-	$7,822
Put Options	-	28,400	-	28,400
Total Written Options	$7,132	$29,090	$-	$36,222
Other Financial Instruments*
Short Futures Contracts	$1,598	$-	$-	$1,598

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a detailed break out of securities. Transfers between levels are recognized at May 31, 2014, the end of the reporting period. The Macro Opportunities Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Macro Opportunities Fund on May 31, 2014.

The following is a summary of the fair valuation hierarchy of the Income Opportunities Fund's securities as of May 31, 2014:

Orinda Income Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Financials	$1,083,175	$-	$-	$1,083,175
Total Common Stock	1,083,175	-	-	1,083,175
REITs	36,807,713	3,033,273	-	39,840,986
Convertible Preferred Stocks	179,413	713,666	-	893,079
Preferred Stocks	78,766,222	14,439,253	-	93,205,475
Exchange-Traded Funds	2,532,764	-	-	2,532,764
Short-Term Investments	6,842,892	-	-	6,842,892
Total Investments in Securities	$126,212,179	$18,186,192	$-	$144,398,371
Securities Sold Short	$5,335,320	$-	$-	$5,335,320

Transfers into Level 1	$13,100,790
Transfers out of Level 1	$-
Net transfers in and/or out of Level 1	$13,100,790

Transfers into Level 2	$-
Transfers out of Level 2	$(13,100,790)
Net transfers in and/or out of Level 2	$(13,100,790)

Refer to the Fund's Schedule of Investments for a detailed break out of securities. Transfers between levels are recognized at May 31, 2014, the end of the reporting period. The Income Opportunities Fund transferred $13,100,790 from level 2 to level 1. There were no level 3 securities held in the Income Opportunities Fund on May 31, 2014.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds' results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information
The average monthly market values of purchased and written options during the period ended May 31, 2014 for the Hedged Equity Fund were $1,430,127 and $117,227, respectively.  The average monthly notional amount of long futures contracts during the period ended May 31, 2014 was $7,440,061.

The average monthly market values of purchased and written options during the period ended May 31, 2014 for the Macro Opportunities Fund were $165,179 and $36,215, respectively.  The average monthly notional amounts of long and short futures contracts during the period ended May 31, 2014 were $13,581,789 and $7,790,368, respectively.

Orinda SkyView Multi-Manager Hedged Equity Fund
Transactions in written options contracts for the period ended May 31, 2014 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	(550)	$(130,881)
Options written	(709)	(201,321)
Options closed	500	72,164
Options exercised	-	-
Options expired	50	58,717
Outstanding at May 31, 2014	(709)	$(201,321)

Orinda SkyView Macro Opportunities Fund
Transactions in written options contracts for the period ended May 31, 2014 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	(58)	$(59,066)
Options written	(1,807)	(184,877)
Options closed	320	29,684
Options exercised	534	31,774
Options expired	797	106,158
Outstanding at May 31, 2014	(214)	$(76,327)

Values of Derivative Instruments as of May 31, 2014 for the Orinda SkyView Multi-Manager Hedged Equity Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$1,450,730	Options written, at value	$83,000
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$245,939	N/A	-
Total		$1,696,669		$83,000

* Includes cumulative appreciation of futures contracts as reported in the Schedule of Futures Contracts.

Values of Derivative Instruments as of May 31, 2014 for the Orinda SkyView Macro Opportunities Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Commodity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$15,174	N/A	-
Equity Contracts - Options	Investments, at fair value	$129,038	Options written, at value	$36,222
Foreign Exchange Contracts - Futures*	Net Assets - unrealized depreciation on futures contracts	$(13,576)	N/A	-
Total		$130,636		$36,222

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 7/23/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 7/23/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 7/23/2014

* Print the name and title of each signing officer under his or her signature.